INCOME TAX (Details - Reconciliation of income tax rate) - HONG KONG - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Loss Carryforwards [Line Items]
(Loss) income before income taxes	$ (89,452)	$ 120,152
Statutory income tax rate	16.50%	16.50%
Income tax expense at statutory rate	$ (14,759)	$ 19,825
Tax effect of non-deductible items	6,312	6,558
Tax effect of deductible items	(559)	(703)
Tax holiday	0	(12,840)
Income tax expense	$ 0	$ 12,840